Marketable Securities (Tables)	6 Months Ended
Jun. 30, 2019
Schedule of marketable securities

MDKK		June 30, 2019		December 31, 2018
Assets Measured at Fair Value	Note	Level 1	Level 2	Level 1	Level 2

Marketable securities	3	6,368	—	5,573	—

Marketable Securities
Schedule of marketable securities

	June 30,	December 31,
	2019	2018
	DKK'000	DKK'000
		(full year)

Cost at the beginning of the period	5,493,957	4,194,743
Additions for the period	2,215,031	3,521,212
Disposals and maturities for the period	(1,457,667)	(2,221,998)

Cost at the end of the period	6,251,321	5,493,957

Fair value adjustment at the beginning of the period	79,230	(119,551)
Fair value adjustment for the period	37,539	198,781

Fair value adjustment at the end of the period	116,769	79,230

Net book value at the end of the period	6,368,090	5,573,187

Net book value in percentage of cost	101.9%	101.4%

Average effective duration	0.95	1.39